UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

BlackRock Latin America Fund, Inc.
Consolidated Schedule of Investments
as of February 28, 2007                                        (in U.S. dollars)
--------------------------------------------------------------------------------

                                                   Shares
Country           Industry                           Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Argentina - 1.8%  Commercial Banks - 0.2%          25,000  Banco Macro Bansud SA (a)                                    $   841,250
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.6%          170,000  Tenaris SA (a)                                                 7,719,700
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Argentina                               8,560,950
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 45.7%    Airlines - 0.5%                  80,000  Tam SA (Preference Shares) (a)(b)                              2,340,800
                  ------------------------------------------------------------------------------------------------------------------
                  Apparel, Accessories &       12,284,085  Empresa Nacional de Comercio Redito e Participacoes
                  Luxury Goods - 0.0%                      SA (Preference Shares)                                            72,992
                  ------------------------------------------------------------------------------------------------------------------
                  Banks - 7.5%                    613,300  Banco Bradesco SA (a)(f)                                      22,563,307
                                                  200,000  Banco Itau Holding Financeira SA (a)(f)                        6,842,000
                                                   86,000  Uniao de Bancos Brasileiros SA (a)                             7,351,280
                                                                                                                        ------------
                                                                                                                         36,756,587
                  ------------------------------------------------------------------------------------------------------------------
                  Beverages - 2.5%                 26,000  Cia de Bebidas das Americas (a)                                1,195,480
                                                  230,000  Cia de Bebidas das Americas (Preference Shares) (a)(f)        11,125,100
                                                                                                                        ------------
                                                                                                                         12,320,580
                  ------------------------------------------------------------------------------------------------------------------
                  Building Products - 0.3%         86,000  Duratex SA (Preference Shares)                                 1,597,925
                  ------------------------------------------------------------------------------------------------------------------
                  Car Rental - 0.2%                25,000  Localiza Rent A Car SA                                           660,222
                  ------------------------------------------------------------------------------------------------------------------
                  Cosmetics & Toiletries -
                  0.6%                            235,000  Natura Cosmeticos SA                                           2,984,461
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.2%   202,000,000  Cia Energetica de Sao Paulo (Preference Shares) (b)            2,386,277
                                                   70,000  EDP - Energias do Brasil SA                                    1,102,570
                                                  119,000  Equatorial Energia SA (b)                                      1,054,473
                                                  125,000  Terna Participacoes SA (b)                                     1,379,392
                                                                                                                        ------------
                                                                                                                          5,922,712
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.4%            138,000  M Dias Branco SA (b)                                           1,822,212
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Providers &
                  Services - 0.2%                  61,000  Odontoprev SA (b)                                              1,186,630
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Materials - 0.3%     500,000  Marcopolo SA                                                   1,438,340
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.8%                125,000  Porto Seguro SA                                                4,126,385
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.4%                278,000  Weg SA (Preference Shares)                                     2,058,288
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.8%                    156,000  NET Servicos de Comunicacao SA (Preference Shares) (b)         1,986,324
                                                   79,000  Vivax SA (b)                                                   1,691,394
                                                                                                                        ------------
                                                                                                                          3,677,718
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 13.6%       1,600,000  Companhia Vale do Rio Doce (Preference 'A' Shares) (a)        47,280,000
                                                  125,000  Lupatech SA (b)                                                1,921,717
                                                  412,000  Usinas Siderurgicas de Minas Gerais SA
                                                           (Preference 'A' Shares)                                       17,177,515
                                                                                                                        -----------
                                                                                                                         66,379,232
                  ------------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.
Consolidated Schedule of Investments
as of February 28, 2007                                        (in U.S. dollars)
--------------------------------------------------------------------------------

                                                   Shares
Country           Industry                           Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 1.3%      43,500,000  Lojas Americanas SA (Preference Shares)                     $  2,430,913
                                                  260,000  Lojas Renner SA                                                3,664,890
                                                                                                                       -------------
                                                                                                                          6,095,803
                  ------------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 7.6%                455,000  Petroleo Brasileiro SA (a)(f)                                 37,118,900
                  ------------------------------------------------------------------------------------------------------------------
                  Paper - 0.9%                    168,000  Suzano Bahia Sul Papel e Celulose SA                           1,719,217
                                                  139,000  Votorantim Celulose e Papel SA (a)                             2,492,270
                                                                                                                       -------------
                                                                                                                          4,211,487
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.3%          100,000  Profarma Distribuidora de Produtos Farmaceuticos SA (b)        1,600,566
                  ------------------------------------------------------------------------------------------------------------------
                  Public Thoroughfares - 0.9%     250,000  Cia de Concessoes Rodoviarias                                  3,218,580
                                                   90,000  Obrascon Huarte Lain Brasil SA (b)                             1,252,063
                                                                                                                       -------------
                                                                                                                          4,470,643
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate - 2.6%              550,000  Cyrela Brazil Realty SA                                        5,109,644
                                                   95,000  Gafisa SA                                                      1,383,447
                                                  310,000  Klabin Segall SA (b)                                           2,404,857
                                                  110,000  LPS Brasil Consultoria de Imoveis SA (b)                       1,140,722
                                                  180,000  PDG Realty SA Empreendimentos e Participacoes (b)              1,150,200
                                                  120,000  Rodobens Negocios Imobiliarios SA (b)                          1,244,989
                                                                                                                       -------------
                                                                                                                         12,433,859
                  ------------------------------------------------------------------------------------------------------------------
                  Software - 0.8%                 200,000  Datasul (b)                                                    2,023,108
                                                   71,000  Totvs SA (b)                                                   1,707,616
                                                                                                                       -------------
                                                                                                                          3,730,724
                  ------------------------------------------------------------------------------------------------------------------
                  Transportation - 1.4%           610,000  All America Latina Logistica SA                                7,004,716
                  ------------------------------------------------------------------------------------------------------------------
                  Water - 0.3%                    123,000  Companhia de Saneamento de Minas Gerais                        1,565,560
                  ------------------------------------------------------------------------------------------------------------------
                  Wireless
                  Telecommunications  - 0.3%      140,000  GVT Holding SA (b)                                             1,438,623
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Brazil                                223,015,965
------------------------------------------------------------------------------------------------------------------------------------
Chile - 4.4%      Airlines - 0.7%                  50,000  Lan Airlines SA (a)(f)                                         3,409,000
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.9%          88,000  Banco Santander Chile SA (a)                                   4,188,800
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.0%        74,000  Empresa Nacional de Electricidad SA (a)                        2,871,200
                                                  119,000  Enersis SA (a)                                                 1,862,350
                                                                                                                       -------------
                                                                                                                          4,733,550
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples
                  Retailing - 0.9%              1,000,000  Centros Comerciales Sudamericanos SA                           3,355,891
                                                  868,000  Ripley Corp. SA                                                1,142,635
                                                                                                                       -------------
                                                                                                                          4,498,526
                  ------------------------------------------------------------------------------------------------------------------
                  Paper - 0.2%                    120,000  Masisa SA (Preference Shares) (a)                              1,326,000
                  ------------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.
Consolidated Schedule of Investments
as of February 28, 2007                                        (in U.S. dollars)
--------------------------------------------------------------------------------

                                                   Shares
Country           Industry                           Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.3%         255,000  La Polar SA                                                 $  1,437,286
                  ------------------------------------------------------------------------------------------------------------------
                  Water - 0.4%                     80,000  Inversiones Aguas Metropolitanas SA (a)                        1,869,264
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Chile                                  21,462,426
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 19.9%    Beverages - 1.5%                 66,000  Fomento Economico Mexicano, SA de CV (a)                       7,279,800
                  ------------------------------------------------------------------------------------------------------------------
                  Broadcasting &
                  Cable TV - 2.7%                 484,000  Grupo Televisa, SA (a)                                        13,208,360
                  ------------------------------------------------------------------------------------------------------------------
                  Building -
                  Home Builders - 2.3%          1,200,000  Corporacion GEO, SA de CV Series B (b)                         6,502,929
                                                   88,000  Desarrolladora Homex SA de CV (a)(b)                           4,786,320
                                                                                                                       -------------
                                                                                                                         11,289,249
                  ------------------------------------------------------------------------------------------------------------------
                  Construction &
                  Engineering - 0.3%              420,000  Empresas ICA Sociedad Controladora, SA de CV (b)               1,504,810
                  ------------------------------------------------------------------------------------------------------------------
                  Construction
                  Materials - 2.2%                320,000  Cemex, SA de CV (a)(b)                                        10,873,600
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples
                  Retailing - 0.5%              1,476,000  Alsea SA                                                       2,432,633
                  ------------------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%       275,000  Kimberly-Clark de Mexico, SA de CV                             1,153,285
                  ------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 2.4%         500,000  Controladora Comercial Mexicana, SA de CV                      1,267,444
                                                2,650,000  Wal-Mart de Mexico, SA de CV                                  10,206,732
                                                                                                                       -------------
                                                                                                                         11,474,176
                  ------------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%         226,000  Grupo Famsa SA (b)                                             1,011,961
                  ------------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication
                  Services - 7.6%                 850,000  America Movil, SA de CV (a)                                   37,230,000
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Mexico                                 97,457,874
------------------------------------------------------------------------------------------------------------------------------------
Panama - 0.4%     Airlines - 0.4%                  39,000  Copa Holdings SA Class A                                       2,184,000
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Panama                                  2,184,000
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks
                                                           (Cost - $274,129,101) - 72.2%                                352,681,215
------------------------------------------------------------------------------------------------------------------------------------
                                                           Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.6%                             430,000  Merrill Lynch Latin American Investment Trust Plc (c)          3,154,942
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Mutual Funds
                                                           (Cost - $2,828,576) - 0.6%                                     3,154,942
------------------------------------------------------------------------------------------------------------------------------------
                                                           Rights
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.0%     Media - 0.0%                      2,278  NET Servicos de Comunicacao SA (e)                                 4,029
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Rights (Cost - $0) - 0.0%                                    4,029
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.
Consolidated Schedule of Investments
as of February 28, 2007                                        (in U.S. dollars)

-----------------------------------------------------------------------------------------------
           Beneficial
             Interest    Short-Term Securities                                        Value
-----------------------------------------------------------------------------------------------
          $ 2,139,987    BlackRock Liquidity Series,                              $   2,139,987
                         LLC Cash Sweep Series, 5.33% (c)(d)
           41,769,600    BlackRock Liquidity Series,                                 41,769,600
                         LLC Money Market Series, 5.33% (c)(d)(g)
-----------------------------------------------------------------------------------------------
                         Total Short-Term Securities                                 43,909,587
                         (Cost - $43,909,587) - 9.0%
-----------------------------------------------------------------------------------------------
                         Total Investments  (Cost - $320,867,264*)  - 81.8%         399,749,773
                         Other Assets Less Liabilities - 18.2%                       88,763,250
                                                                                  -------------
                         Net Assets - 100.0%                                      $ 488,513,023
                                                                                  =============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                 $ 321,201,493
                                                     =============
      Gross unrealized appreciation                  $  78,956,410
      Gross unrealized depreciation                       (408,130)
                                                     -------------
      Net unrealized appreciation                    $  78,548,280
                                                     =============
(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Interest/
                                                                                                                           Dividend
      Affiliate                                                 Purchase Cost          Sale Cost          Realized Gain     Income
      ------------------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series               --            $    504,250 *                --        $ 42,400
      BlackRock Liquidity Series, LLC Money Market Series             --            $ 25,768,550 *                --        $ 16,372
      Merrill Lynch Latin American Investment Trust Plc               --            $    622,794 *          $ 82,432        $ 27,950
      ------------------------------------------------------------------------------------------------------------------------------

      * Represents net sale cost.
(d)   Represents the current yield as of February 28, 2007.
(e)   The rights may be exercised until March 5, 2007.
(f)   Security, or a portion of security, is on loan.
(g)   Security was purchased with the cash proceeds from securities loans.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Latin America Fund, Inc.
Consolidated Schedule of Investments
as of February 28, 2007                                        (in U.S. dollars)
--------------------------------------------------------------------------------
o     Forward foreign exchange contracts sold as of February 28, 2007 were as follows:
      --------------------------------------------------------------------------
                                                                      Unrealized
      Foreign Currency Sold              Settlement Date            Depreciation
      --------------------------------------------------------------------------
      GBP 370,614                          March 2007                $ (1,124)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts
      (USD Commitment -- $726,810)                                   $ (1,124)
                                                                     ===========

o     Currency Abbreviations:
      GBP British Pound
      USD U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Latin America Fund, Inc.

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Latin America Fund, Inc.

Date: April 23, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Latin America Fund, Inc.

Date: April 23, 2007